PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
A summary of property, plant and equipment is as follows:

	June 30,
	2015	2016

Buildings	$72,643	$71,037
Machinery	7,594	8,148
Software	6,263	7,377
Vehicles	4,012	3,886
Electronic and other equipment	25,942	23,704
Construction in progress	1,159	5,753
	$117,613	$119,905

Less: Accumulated depreciation	(37,391)	(39,967)

	$80,222	$79,938

Schedule of Property Subject to or Available for Operating Lease [Table Text Block]
The Company has entered into an operating lease contract with a third party related to certain buildings owned with the carrying amount as shown below:

	June 30,
	2015	2016

Buildings leased to others - at original cost	$10,962	$10,086
Less: accumulated depreciation	(3,808)	(3,725)
Buildings leased to others - net	$7,154	$6,361